Income Taxes - Summary of Net Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	$ 1,090	$ 684
Share and debt issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	9,488	2,834
Losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	25,663	$ 7,814
Equity accounted investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	$ 923